Share capital, share premium and transaction costs on new equity instruments (Tables)	12 Months Ended
Dec. 31, 2022
Share Capital and Share Premium [Abstract]
Schedule of movement of share capital and share premium
Movement of share capital and share premium are as follows:

	Notes	Shares	Price per share (in €)	Share Capital (in €'000)	Share Premium (in €'000)
As at January 1, 2020		100	1.00	1	36,947
As at December 31, 2020		100	1.00	1	36,947

As at January 1, 2021		100	1.00	1	36,947
Share premium Contribution		—	—	—	26,000
Transaction costs		—	—	—	(1,059)
As at December 31, 2021		100	1.00	1	61,888

As at January 1, 2022		100	1.00	1	61,888
Share capital transaction within Allego Holding BV as part of the merger (“the Transaction”)
Shareholder loan equity conversion March 16, 2022		2	1.00	—	101,931
E8 The first special fee agreement March 16, 2022		22	1.00	—	—
As at March 16, 2022 immediately prior to closing the Transaction		124	1.00	1	163,819

Share capital transaction within Allego NV as part of the merger (“the Transaction”)
Elimination old shares March 16, 2022		(124)	1.00	—	—
Share Capital increase on conversion March 16, 2022		235,935,061	0.12	28,311	(28,311)
Spartan Share Capital March 16,2022		14,907,582	0.12	1,789	85,808
Share Capital for PIPE March 16, 2022		12,500,000	0.12	1,500	108,515
Share Capital for PIPE March 22, 2022		2,500,000	0.12	300	22,375

Other equity movements during the year ended December 31, 2022
Private Placement Warrants exercise April 15, 2022		1,334,949	0.12	160	13,694
As at December 31, 2022		267,177,592		32,061	365,900